Summary of significant accounting policies (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 31, 2008
Summary of significant accounting policies (Textuals) [Abstract]
Original maturities of cash on hand and investment	3 months or less
Negative book balances carried by cash disbursement accounts	$ 418.8	$ 330.8
Restricted cash and investments	16.3	9.1
Unbilled receivables for continuing operations	911.3	1,218.4
Typical period for billing of unbilled receivable	30
Allowance for doubtful accounts for continuing operations	64.8	93.4
Percentage of allowance for doubtful accounts for continuing operations	3.80%	3.70%
Trading securities, included in other assets	13.5	11.4
Net gain (loss) recognized on the trading portfolio	1.5	3.8	(5.2)
Retail pharmacy co-payments included in Network revenues	6,181.4	3,132.1	3,153.6
Vesting period of stock option plan	3
Cumulative translation adjustments, credit balances	19.8	14.1
Foreign currency translation adjustments	$ 5.7	$ 7.9	$ (14.7)
Recorded percentage of the assets and liabilities at fair value, including goodwill (in percentage)	100.00%
Minimum percentage of ownership in affiliates for accounting under equity method of accounting	20.00%
Maximum percentage of ownership in affiliates for accounting under equity method of accounting	50.00%
Internally Developed Software [Member]
Other Intangible Assets [Line Items]
Maximum estimated economic life of internally developed software (in years)	5
First one-third of Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of compensation costs recognition for grants that vest over three years	12
Second one-third of Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of compensation costs recognition for grants that vest over three years	24
Third one-third of Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of compensation costs recognition for grants that vest over three years	36